SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   11/10/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 42
form 13F Information Table Value Total: $212,452
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      363     5050 SH       Sole                     5050
A.H. Belo Corp.                COM              001282102     4398  1047240 SH       Sole                  1047240
Abbott Laboratories            COM              002824100      520    10174 SH       Sole                    10174
Adams Express Co.              COM              006212104      120    13041 SH       Sole                    13041
Alamo Group Inc.               COM              011311107    12200   586824 SH       Sole                   586824
Allergan Inc                   COM              018490102      618     7500 SH       Sole                     7500
America Movil - ADR            COM              02364W105      397    18000 SH       Sole                    18000
AmerisourceBergen Corp.        COM              03073e105     7673   205875 SH       Sole                   205875
Baxter International Inc.      COM              071813109      489     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      462     6500 SH       Sole                     6500
Berkshire Hathaway Inc Cl A    COM              084670108      214        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      421   184505 SH       Sole                   184505
Capital Southwest Corp.        COM              140501107    16832   227463 SH       Sole                   227463
Coca-Cola Co.                  COM              191216100      270     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      675    10653 SH       Sole                    10653
Dover Motorsports Inc          COM              260174107       52    41701 SH       Sole                    41701
Exxon Mobil Corp Com           COM              30231G102      468     6444 SH       Sole                     6444
Gannett Inc.                   COM              364730101    14479  1519354 SH       Sole                  1519354
General Mills                  COM              370334104     8618   223895 SH       Sole                   223895
Groupe Aeroplan, Inc.          COM              399453109     8924   785930 SH       Sole                   785930
Harris Corporation             COM              413875105     8712   254958 SH       Sole                   254958
Heelys Inc.                    COM              42279m107      214   106049 SH       Sole                   106049
Int'l Business Machines        COM              459200101      364     2077 SH       Sole                     2077
Johnson & Johnson              COM              478160104      379     5950 SH       Sole                     5950
KKR & Co. LP                   COM              48248m102     5679   546095 SH       Sole                   546095
McDonalds Corp.                COM              580135101     9279   105661 SH       Sole                   105661
Microsoft Corp.                COM              594918104    10370   416636 SH       Sole                   416636
Motorola Solutions Inc         COM              620076307     9171   218884 SH       Sole                   218884
Pepsico Inc Com                COM              713448108     4519    73010 SH       Sole                    73010
Petrochina Company Ltd         COM              71646E100      361     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      543    30689 SH       Sole                    30689
Procter & Gamble               COM              742718109      705    11160 SH       Sole                    11160
Sara Lee Corp.                 COM              803111103     5302   324293 SH       Sole                   324293
Speedway Motorsports           COM              847788106    13630  1128292 SH       Sole                  1128292
Staples Inc.                   COM              855030102     9303   699496 SH       Sole                   699496
Symantec Corp.                 COM              871503108     8440   517815 SH       Sole                   517815
Target Corp.                   COM              87612e106     8016   163460 SH       Sole                   163460
Time Warner Inc.               COM              887317303     4406   147028 SH       Sole                   147028
Tri-Continental Corp.          COM              895436103      140    10985 SH       Sole                    10985
Viad Corp.                     COM              92552R406    16638   979853 SH       Sole                   979853
Vodafone Group plc             COM              92857w209     9338   363897 SH       Sole                   363897
Wal-Mart Stores Inc.           COM              931142103     8748   168562 SH       Sole                   168562